EQUITY	12 Months Ended
Dec. 31, 2024
EQUITY.
EQUITY

NOTE 23 — EQUITY

a) Capital

The Board of Directors may, without need to change the bylaws, issue new shares (authorized capital), including the capitalization of profits and reserves up to the authorized limit of 1,500,000,000 common shares and 3,000,000,000 Preferred Shares, all without nominal value. In the case of capital increase through subscription of new shares, the right of preference shall be exercised in up to 30 days, except in the case of a public offering, when the limit is not less than 10 days.

Reconciliations of common and preferred outstanding shares are presented below:

	2024		2023		2022
	Common shares	Preferred shares	Common shares	Preferred shares	Common shares	Preferred shares
Balance at beginning of the year	600,526,442	1,148,995,967	571,929,945	1,091,630,395	571,929,945	1,133,816,901
Acquisition of Treasury shares	(1,767,911)	(61,156,300)	—	—	—	(44,564,000)
Share Bonus	120,105,288	229,643,034	28,596,497	54,691,436	—	—
Exercise of long-term incentive plan	—	4,946,961	—	2,674,136	—	2,377,494
Balance at the end of the year	718,863,819	1,322,429,662	600,526,442	1,148,995,967	571,929,945	1,091,630,395

Ownership of the shares is presented below:

	Shareholders
	2024
Shareholders	Common	%	Pref.	%	Total	%
Metalúrgica Gerdau S.A.*	702,952,615	97.6	—	0.0	702,952,615	33.8
Brazilian institutional investors	229,736	0.0	147,082,325	10.8	147,312,061	7.1
Foreign institutional investors	1,279,113	0.2	1,054,367,471	77.6	1,055,646,584	50.8
Other shareholders	14,402,355	2.0	120,979,866	8.9	135,382,221	6.5
Treasury stock	1,093,011	0.2	36,419,068	2.7	37,512,079	1.8
	719,956,830	100.0	1,358,848,730	100.0	2,078,805,560	100.0

	Shareholders
	2023
Shareholders	Common	%	Pref.	%	Total	%
Metalúrgica Gerdau S.A.*	585,793,846	97.5	—	0.0	585,793,846	33.3
Brazilian institutional investors	2,442,108	0.4	117,790,196	10.2	120,232,304	6.8
Foreign institutional investors	1,425,937	0.2	546,220,396	47.2	547,646,333	31.2
Other shareholders	10,864,551	1.9	484,985,375	41.9	495,849,926	28.3
Treasury stock	—	0.0	7,544,641	0.7	7,544,641	0.4
	600,526,442	100.0	1,156,540,608	100.0	1,757,067,050	100.0

	Shareholders
	2022
Shareholders	Common	%	Pref.	%	Total	%
Metalúrgica Gerdau S.A.*	557,898,901	97.5	—	0.0	557,898,901	33.3
Brazilian institutional investors	4,292,172	0.8	157,020,405	14.3	161,312,577	9.6
Foreign institutional investors	1,529,109	0.3	520,985,608	47.3	522,514,717	31.2
Other shareholders	8,209,763	1.4	413,624,382	37.6	421,834,145	25.2
Treasury stock	—	0.0	9,836,850	0.8	9,836,850	0.7
	571,929,945	100.0	1,101,467,245	100.0	1,673,397,190	100.0

*  Metalurgica Gerdau S.A. is the controlling shareholder and Indac – Ind. e Com. S.A. (holding of Gerdau’s family) is the ultimate controlling shareholder of the Company.

Preferred shares do not have voting rights and cannot be redeemed but have the same rights as common shares in the distribution of dividends and priority in the capital distribution in case of liquidation of the Company.

On February 28, 2023, the Company’s Board of Directors approved a capital increase of R$ 966,162 through the capitalization of part of the balance of the Retained earnings account - Investments and Working Capital reserve, with issuance, within the limit of the capital authorized by Art. 4, paragraph 1, of the Company’s Bylaws, of 83,669,860 new shares, of which 28,596,497 are common shares and 55,073,363 are Preferred Shares, with no par value, distributed to shareholders as a bonus, in the proportion of one new share for every twenty shares of the same type held on March 21, 2023; increasing the Company’s capital to R$ 20,215,343, divided into 1,757,067,050 shares, of which 600,526,442 are common shares and 1,156,540,608 are Preferred Shares, without par value.

On April 16, 2024, the Extraordinary General Meeting approved an increase in the Company’s capital by R$ 4,057,882 through the capitalization of part of the balance of the Retained Earnings - Investments and Working Capital Reserve account, with the issue of 351,413,410 new shares, of which 120,105,288 are common shares and 231,308,122 are Preferred Shares, with no par value, distributed to shareholders as a bonus, in the proportion of one new share for every five shares of the same type, held on April 17, 2024; the Company’s capital now amounts to R$ 24,273,225, divided into 2,108,480,460 shares, of which 720,631,730 are common shares and 1,387,848,730 are Preferred Shares, with no par value.

b) Treasury stocks

Changes in treasury stocks are as follows:

	2024
	Common shares	R$	Preferred shares	R$
Opening balance	—	—	7,544,641	150,182
Share buyback program	1,767,911	31,441	61,156,300	1,163,285
Exercise of long-term incentive plan	—	—	(4,946,961)	(62,005)
Cancellation of treasury stocks	(674,900)	(11,227)	(29,000,000)	(537,398)
Capital increase with share bonus	—	—	1,665,088	—
Closing balance	1,093,011	20,214	36,419,068	714,064

	2023
	Common shares	R$	Preferred shares	R$
Opening balance	—	—	9,836,850	179,995
Exercise of long-term incentive plan	—	—	(2,674,136)	(29,813)
Capital increase with share bonus	—	—	381,927	—
Closing balance	—	—	7,544,641	150,182

	2022
	Common shares	R$	Preferred shares	R$
Opening balance	1,697,538	557	12,214,344	151,852
Share buyback program	—	—	44,564,000	1,073,124
Exercise of long-term incentive plan	—	—	(2,377,494)	(21,452)
Cancellation of treasury stocks	(1,697,538)	(557)	(44,564,000)	(1,023,529)
Closing balance	—	—	9,836,850	179,995

These shares are held in treasury for subsequent cancellation, selling in the market or to be granted under the long-term incentive plan of the Company. The average acquisition cost of these shares was R$ 19.61 during 2024.

On May 4, 2022, the Board of Directors of Gerdau S.A., in accordance with the statutory provisions and pursuant to CVM Resolution No. 77, of March 29, 2022, approved the Share Buyback Program issued by the Company, which aims to: (i) maximize the generation of long-term value for its shareholders through an efficient management of the capital structure and meet the long-term incentive plan of the Company and its subsidiaries; (ii) holding in treasury; (iii) cancellation; or (iv) subsequent sale in the market. The quantity of shares to be acquired will be up to 55,000,000 preferred shares, representing approximately 5% of the outstanding preferred shares (GGBR4) and/or ADSs backed by preferred shares (GGB). The acquisition started on May 6, 2022 and lasted 18 months. On November 3, 2023, the Company informed the market that the Share Buyback Program of its own issuance was completed. During its validity period, 44,564,000 preferred shares (GGBR4) were acquired at an average price of R$ 24.08 per share, corresponding to 81.0% of the Share Buyback Program and representing the amount of R$ 1,073,124.

On November 8, 2022, the Company’s Board of Directors approved the cancellation of 1,697,538 common shares and 44,564,000 preferred shares, with no par value, issued by the Company, without reducing the value of the Capital. Due to the deliberate cancellation of shares, the Company’s capital is now divided into 571,929,945 common shares and 1,101,467,245 preferred shares, with no par value. Accordingly, Article 4 of the Company’s Bylaws, which deals with the Capital have been adjusted.

On November 5, 2024, the Company’s Board of Directors approved the cancellation of 674,900 common shares and 29,000,000 preferred shares, with no par value, issued by the Company. Due to the cancellation of shares, the Company’s capital was divided into 719,956,830 common shares and 1,358,848,730 preferred shares, with no par value. The cancellation of shares was recorded against Investments and working capital reserve.

On January 20, 2025, the Company ended the share buyback program issued by the Company, disclosed in a material fact on July 31, 2024. During the period, 1,767,911 common shares (GGBR3) were acquired until December 31, 2024, at an average price of R$ 17.78 per share, and 68,000,000 Preferred Shares (GGBR4), of which 61,156,300 shares were acquired until December 31, 2024 and 6,843,700 shares were acquired between January 01, 2025 and January 20, 2025, at an average price of R$18.89 per share, corresponding to 100% of the Buyback Program. On the same date, the Company’s Board of Directors approved the cancellation of 1,093,011 common shares (GGBR3) and 25,000,000 Preferred Shares (GGBR4) issued by the Company, with no par value and not reduction in the amount of Capital. As a result of this cancellation of shares, the Company’s capital was divided into 718,863,819 common shares and 1,333,848,730 Preferred Shares, with no par value. The respective amendment to art. 4 of the Bylaws, to reflect the new number of shares, must be resolved at a General Meeting to be called in due course.

On January 20, 2025, the Board of Directors approved a new share buyback program with the objective of: (i) maximizing long-term value generation for shareholders through efficient management of the capital structure and meeting the long-term incentive programs of the Company and its subsidiaries; (ii) holding in treasury; (iii) cancellation; or (iv) subsequent sale on the market. The number of shares to be acquired will be up to 63,000,000 Preferred Shares, representing approximately 5% of the outstanding Preferred Shares (GGBR4) and/or preferred-backed ADRs (GGB) and up to 1,500,000 common shares, representing approximately 10% of the outstanding common shares (GGBR3). The acquisition period begins on January 22, 2025, with a maximum term of 12 months, that is, until January 22, 2026, inclusive.

c) Capital reserves — consists of premium on issuance of shares.

d) Retained earnings

I) Legal reserves — under Brazilian Corporate Law, the Company must transfer 5% of the annual net income determined on its statutory books in accordance with Brazilian accounting practices to the legal reserve until this reserve equals 20% of the paid-in capital. The legal reserve can be utilized to increase capital or to absorb losses but cannot be used for dividend purposes.

II) Tax incentives reserve — under Brazilian Corporate Law, the Company may transfer to this account part of net income resulting from government benefits which can be excluded from the basis for dividend calculation. The tax incentives reserve recognized in Gerdau S.A. refers to incentives of state and federal nature, constituted in the subsidiaries Gerdau Açominas S.A. and Gerdau Aços Longos S.A.

III) Investments and working capital reserve — consists of earnings not distributed to shareholders and includes the reserves required by the Company’s by-laws. The Board of Directors may propose to the shareholders the transfer of at least 5% of the profit for each year determined in its statutory books in accordance with accounting practices adopted in Brazil to this reserve. Amount can be allocated to the reserve only after the minimum dividend requirements have been met and its balance cannot exceed the amount of paid-in capital. The reserve can be used to absorb losses, if necessary, for capitalization, for payment of dividends or for the repurchase of shares.

e) Operations with non-controlling interests — Corresponds to amounts recognized in equity from changes in non-controlling interests.

The effects of interest changes in subsidiaries for the years presented are composed of:

	December 31, 2024
	Attributed to parent	Non-controlling
	company’s interest	interests	Total
(i) Other changes		(4,306)	(4,306)
Effects of interest changes in subsidiaries	—	(4,306)	(4,306)

	December 31, 2023
	Attributed to parent	Non-controlling
	company’s interest	interests	Total
(i) Other changes	—	(9,590)	(9,590)
Effects of interest changes in subsidiaries	—	(9,590)	(9,590)

	December 31, 2022
	Attributed to parent	Non-controlling
	company’s interest	interests	Total
(i) Other changes	(33,845)	(19,761)	(53,606)
Effects of interest changes in subsidiaries	(33,845)	(19,761)	(53,606)

(i)  Other changes in subsidiaries without losing control, which may include among others, capital increases, other acquisitions of interests and dilutions of any nature.

f) Other reserves - Include: gains and losses on available for sale securities, gains and losses on net investment hedge, gains and losses on derivatives accounted as cash flow hedge, cumulative translation adjustments and expenses recorded regarding the long-term incentive plans.

g) Dividends and interest on capital - the shareholders have a right to receive a minimum annual mandatory dividend equal to 30% of adjusted net income as determined in its corporate records. The Company calculates interest on shareholders´ capital in accordance with the terms established by Law 9249/95. The corresponding amount was recorded as a financial expense for tax purposes. For presentation purposes, this amount was recorded as dividends and did not affect net income.

	2024	2023	2022
Net income	4,566,317	7,501,565	11,425,512
Constitution of legal reserve	(228,316)	(318,142)	(545,251)
Constitution of the tax incentives reserve	—	(1,138,728)	(520,478)
Net income before dividends and interest on capital	4,338,001	6,044,695	10,359,783
Dividends and interest on equity based on income of the year	(1,460,635)	(2,466,503)	(5,749,906)
Dividend - adjustment in excess of the minimum estatutory undistributed	(203,445)	(174,952)	(332,712)
Total dividends	(1,664,080)	(2,641,455)	(6,082,618)
Net income before constitution of investments and working capital reserve	2,673,921	3,403,240	4,277,165
Constitution of investments and working capital reserve	(2,673,921)	(3,403,240)	(4,277,165)

The excess of retained earnings in relation to the capital will be the subject of a proposal by the Company’s management for capitalization to be submitted for deliberation by the Shareholders’ Meeting.

The dividends for the years 2024, 2023 and 2022 are presented below:

	Dividends and interest on capital in the years
			Outstanding shares
Period	Nature	R$ /share	(thousands)	Credit	Payment	2024
1st quarter	Dividends	0.28	2,103,618	5/15/2024	5/27/2024	589,013
2nd quarter	Dividends	0.12	2,104,147	8/9/2024	8/20/2024	252,498
3rd quarter	Dividends	0.30	2,063,748	11/18/2024	12/16/2024	619,124
4th quarter	Dividends	0.10	2,041,293	3/5/2023	3/14/2025	203,445
Proposed Dividends						1,664,080
Credit per share (R$)		0.80

	Dividends and interest on capital in the years
			Outstanding shares
Period	Nature	R$ /share	(thousands)	Credit	Payment	2023
1st quarter	Interest	0.51	1,749,090	05/15/2023	05/29/2023	892,056
2nd quarter	Dividends	0.43	1,749,522	08/18/2023	08/29/2023	752,172
3rd quarter	Dividends	0.47	1,749,522	11/17/2023	12/13/2023	822,275
4th quarter	Dividends	0.10	1,749,522	03/01/2024	03/12/2024	174,952
Proposed Interest and Dividends						2,641,455
Credit per share (R$)		1.51

	Dividends and interest on capital in the years
			Outstanding shares
Period	Nature	R$ /share	(thousands)	Credit	Payment	2022
1st quarter	Interest	0.57	1,707,829	05/16/2022	05/25/2022	973,542
2nd quarter	Dividends	0.71	1,693,994	08/15/2022	8/25/2022	1,199,713
3rd quarter	Dividends	1.73	1,663,560	11/21/2022	12/14/2022	2,877,957
3rd quarter	Interest	0.42	1,663,560	11/21/2022	12/14/2022	698,694
4th quarter	Dividends	0.20	1,663,560	03/14/2023	3/23/2023	332,712
Proposed Interest and Dividends						6,082,618
Credit per share (R$)		3.63